Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expenses
Services and fees	$ (39,691)	$ (44,836)	$ (30,897)
Taxes	(37,013)	(45,250)	(24,756)
Salaries and social security contributions	(33,038)	(32,310)	(21,172)
Amortization and depreciation	(6,303)	(7,337)	(8,376)
Office expenses	(4,870)	(3,685)	(1,475)
Insurance	(2,810)	(2,359)	(2,145)
Maintenance expenses	(2,130)	(1,892)	(908)
Advertising	(1,547)	(1,652)	(912)
Bad debts	(4,985)	(13,443)	(14,727)
Bad debts recovery	3,439	18,203	8,311
Other	(9,721)	(6,794)	(5,005)
Selling, general and administrative expenses	(138,669)	(141,355)	(102,062)
Depreciation of leases	$ 739	$ 901	$ 969